Matthews Emerging Markets Equity Fund	September 30, 2022

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 94.3%

	Shares	Value

INDIA: 15.1%
HDFC Bank, Ltd. ADR	16,081	$939,452
ICICI Bank, Ltd. ADR	35,926	753,368
Infosys, Ltd. ADR	42,432	720,071
Kotak Mahindra Bank, Ltd.	24,793	550,268
Restaurant Brands Asia, Ltd.[b]	308,302	487,207
Dabur India, Ltd.	61,950	434,132
Bandhan Bank, Ltd.[b,c,d]	90,697	294,893
PI Industries, Ltd.	7,925	290,392

Total India		4,469,783

CHINA/HONG KONG: 14.9%
Tencent Holdings, Ltd.	31,500	1,063,954
AIA Group, Ltd.	73,200	609,456
ESR Group, Ltd.[c,d]	191,200	480,939
H World Group, Ltd. ADR	13,747	461,074
Yum China Holdings, Inc.	9,341	442,109
JD.com, Inc. A Shares	16,652	420,100
NARI Technology Co., Ltd. A Shares	99,020	342,983
Midea Group Co., Ltd. A Shares	46,000	318,889
Techtronic Industries Co., Ltd.	29,000	276,722

Total China/Hong Kong		4,416,226

MEXICO: 10.0%
Prologis Property Mexico SA de CV REIT	362,798	922,150
Grupo Financiero Banorte SAB de CV Class O	98,000	629,279
Grupo Aeroportuario del Sureste SAB de CV ADR	2,711	531,817
GCC SAB de CV	85,800	514,216
Becle SAB de CV	201,900	357,594

Total Mexico		2,955,056

BRAZIL: 9.9%
Banco BTG Pactual SA	141,500	650,795
Vinci Partners Investments, Ltd. Class A	56,404	579,269
Vale SA ADR	39,412	524,968
Hapvida Participacoes e Investimentos SAc,d	338,300	474,743
Petroleo Brasileiro SA ADR	31,825	392,720
Hypera SA	37,500	307,614

Total Brazil		2,930,109

VIETNAM: 7.0%
FPT Corp.	391,617	1,314,569
Military Commercial Joint Stock Bank[b]	464,376	385,331
Sai Gon Cargo Service Corp.	92,595	292,684
HDBank[b]	114,375	90,736

Total Vietnam		2,083,320

TAIWAN: 5.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	112,000	1,484,604

Total Taiwan		1,484,604

SINGAPORE: 4.8%
Capitaland Investment, Ltd.	390,200	938,769
TDCX, Inc. ADR[b]	52,371	490,716

Total Singapore		1,429,485

UNITED STATES: 3.7%
Excelerate Energy, Inc. Class A	17,732	414,929

	Shares	Value

Globant SAb	1,864	$348,717
Lam Research Corp.	937	342,942

Total United States		1,106,588

INDONESIA: 3.2%
PT Bank Rakyat Indonesia Persero Tbk	2,028,900	593,804
PT Avia Avian Tbk	6,602,800	344,369

Total Indonesia		938,173

ZAMBIA: 3.0%
First Quantum Minerals, Ltd.	51,600	875,969

Total Zambia		875,969

AUSTRALIA: 2.7%
Woodside Energy Group, Ltd.	39,067	798,198

Total Australia		798,198

PHILIPPINES: 2.6%
Wilcon Depot, Inc.	895,800	487,128
Ayala Corp.	27,190	284,097

Total Philippines		771,225

UNITED KINGDOM: 2.2%
Prudential PLC	67,619	661,830

Total United Kingdom		661,830

QATAR: 2.1%
Qatar National Bank QPSC	112,729	613,543

Total Qatar		613,543

FRANCE: 2.0%
LVMH Moet Hennessy Louis Vuitton SE	521	307,169
TotalEnergies SE ADR	5,887	273,863

Total France		581,032

SOUTH KOREA: 1.5%
LG Chem Ltd.	1,227	453,052

Total South Korea		453,052

POLAND: 1.2%
Dino Polska SAb,c,d	6,026	365,001

Total Poland		365,001

ISRAEL: 1.2%
Nice, Ltd. ADR[b]	1,935	364,244

Total Israel		364,244

TURKEY: 0.9%
BIM Birlesik Magazalar AS	40,068	250,063

Total Turkey		250,063

KAZAKHSTAN: 0.8%
Kaspi.KZ JSC GDR[d]	4,135	237,592

Total Kazakhstan		237,592

matthewsasia.com | 800.789.ASIA	1

Matthews Emerging Markets Equity Fund	September 30, 2022

Schedule of Investments[a] (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value

CANADA: 0.5%
Parex Resources, Inc.	10,800	$157,698

Total Canada		157,698

RUSSIA: 0.0%
Sberbank of Russia PJSC[b,e]	128,308	2,132
LUKOIL PJSC ADR[e]	18,010	360
Novatek PJSC GDR[d,e]	6,184	124
TCS Group Holding PLC GDR[b,d,e]	3,865	77

Total Russia		2,693

TOTAL COMMON EQUITIES		27,945,484

(Cost $36,282,157)

PREFERRED EQUITIES: 4.8%

SOUTH KOREA: 4.8%
Samsung Electronics Co., Ltd., Pfd.	43,849	1,424,342

Total South Korea		1,424,342

TOTAL PREFERRED EQUITIES		1,424,342

(Cost $2,545,709)

TOTAL INVESTMENTS: 99.1%		29,369,826

(Cost $38,827,866)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 0.9%		254,785

NET ASSETS: 100.0%		$29,624,611

a     Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b     Non-income producing security.

c     Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2022, the aggregate value is $1,615,576, which is 5.45% of net assets.

d     The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

e     Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $2,693 and 0.01% of net assets.

ADR    American Depositary Receipt

GDR   Global Depositary Receipt

JSC   Joint Stock Co.

Pfd.   Preferred

PJSC   Public Joint Stock Co.

QPSC  Qatari Public Shareholding Co.

REIT   Real Estate Investment Trust

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

2	MATTHEWS ASIA FUNDS